Operating segments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure of Products and Services
The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Deliveries	Connecting driver-partners and merchant-partners with consumers to create a localized logistics platform, facilitating and performing on-demand and scheduled delivery of a wide variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point parcel delivery. It also includes delivery services in certain markets for which the Group is directly responsible; the offering of a variety of daily necessities through the operation of a chain of physical stores in certain markets; and advertising revenue arising from promoted listings and banner advertisements, enabling merchant-partners to promote their businesses on the Grab platform.
Mobility	Connecting consumers with rides provided by driver-partners across a wide variety of multi-modal mobility options including private cars, taxis, motorcycles (in certain markets), and shared mobility options, such as carpooling. It also includes vehicle rental for driver-partners; and advertising revenue arising from online and offline advertising solutions which include in-car product placements and mobile billboards.
Financial services	Digital solutions offered by and with business partners to address the financial needs of driver and merchant partners and consumers, including digital payments, lending, receivables factoring, digital banking services in certain markets, insurance distribution and associated advertising revenue.
Others	Multiple operating business activities that are not individually material. They include mapping services, autonomous vehicle services and last-mile delivery infrastructure.

Summary of Information About Each Reportable Segment and Reconciliation
Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	For six months ended June 30
	2026	2025
(in $ millions)	$	$
Segment Adjusted EBITDA
Deliveries	184	126
Mobility	389	323
Financial services	(32)	(56)
Others	(1)	*
Total reportable Segment Adjusted EBITDA	540	393
Regional corporate costs	(217)	(178)
Net other income	1	10
Depreciation and amortization	(109)	(81)
Share-based compensation expenses	(140)	(141)
Impairment losses on goodwill and non-financial assets	—	*
Restructuring costs	(6)	(3)
Legal, tax and regulatory settlement provisions	(6)	(8)
Day-1 expected credit loss on an acquired loan portfolio	(15)	—
Costs related to mergers and acquisitions	(7)	(6)
Operating profit/ (loss)	41	(14)
Income tax credit/ (expense)	40	(37)
Net finance income	272	79
Share of profit of equity-accounted investees (net of tax)	2	2
Profit for the period	355	30
*Amount less than $1 million